CONVERTIBLE DEBT SECURITIES (Details Narrative) - USD ($)																			1 Months Ended		12 Months Ended
	Jul. 19, 2021	Jul. 14, 2021	Jul. 14, 2021	Jul. 12, 2021	Jul. 12, 2021	Jun. 04, 2021	Jun. 03, 2021	Apr. 30, 2021	Apr. 16, 2021	Apr. 05, 2021	Feb. 18, 2021	Feb. 11, 2021	Feb. 03, 2021	Feb. 02, 2021	Jan. 25, 2021	Jan. 14, 2021	Jan. 04, 2021	Oct. 07, 2020	Nov. 17, 2021	Apr. 26, 2021	Dec. 31, 2021	Oct. 07, 2021	May 19, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt face amount		$ 2,000,000	$ 2,000,000				$ 100,000													$ 825,000	$ 378,263
Proceeds from convertible debt																					$ 1,589,257,888
Debt Conversion, Converted Instrument, Amount	$ 10,497	$ 93,864			$ 42,350	$ 76,656		$ 825,000	$ 47,850		$ 75,436	$ 56,000		$ 8,116	$ 42,000	$ 28,000			$ 825,000
Debt Conversion, Converted Instrument, Shares Issued	2,898,382	45,037,115			1,784,146	12,500,000		60,000,000	8,065,040		220,000,000	100,000,000		30,999,995	150,000,000	100,000,000			177,375,000		177,375,000
Debt Instrument, Maturity Date			Jul. 14, 2022																	Jan. 26, 2022
Debt Instrument, Interest Rate During Period			6.00%																	10.00%
Share Price																				$ 0.015
Debt Instrument, Convertible, Conversion Price																				$ 0.005
Convertible Debt																							$ 173,000
Sale of Stock, Number of Shares Issued in Transaction							2,500,000
Convertible debt outstanding																					$ 378,263			$ 931,158
Unamortized debt discount																					0			35,525
Derivative liability																					$ 533,753			$ 1,220,880
Geneva Roth 2 [Member]
Debt Instrument [Line Items]
Debt face amount																		$ 47,850
Debt issuance costs																		3,500				$ 3,500
Debt stated interest rate																						9.00%
Proceeds from convertible debt										$ 50,000								$ 40,000
Debt Conversion, Converted Instrument, Amount									$ 47,850
Debt Conversion, Converted Instrument, Shares Issued									8,065,040
Geneva Roth 3 [Member]
Debt Instrument [Line Items]
Debt face amount																	$ 42,350
Debt stated interest rate																	8.00%
Proceeds from convertible debt																	$ 35,000
Debt Conversion, Converted Instrument, Amount				$ 42,350
Debt Conversion, Converted Instrument, Shares Issued				1,784,146
Geneva Roth 4 [Member]
Debt Instrument [Line Items]
Debt face amount													$ 94,200
Debt stated interest rate													4.50%
Proceeds from convertible debt													$ 75,000
Repayments of Notes Payable		$ 94,200
Geneva Roth 5 [Member]
Debt Instrument [Line Items]
Debt face amount											$ 76,200
Debt stated interest rate											4.50%
Proceeds from convertible debt											$ 60,000
Repayments of Notes Payable		$ 76,200
Geneva Roth 6 [Member]
Debt Instrument [Line Items]
Debt face amount										$ 64,200
Debt stated interest rate										450.00%